Debt - Cabot Senior Debt (Details) $ in Thousands			12 Months Ended
	Oct. 06, 2016 USD ($)	Nov. 11, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 GBP (£)	Oct. 06, 2016 GBP (£)	Nov. 11, 2015 EUR (€)	Mar. 27, 2014 USD ($)	Mar. 27, 2014 GBP (£)	Aug. 02, 2013 USD ($)	Aug. 02, 2013 GBP (£)	Jul. 25, 2013 USD ($)	Jul. 25, 2013 GBP (£)	Sep. 20, 2012 USD ($)	Sep. 20, 2012 GBP (£)
Debt Instrument [Line Items]
Senior secured notes			$ 326,029	$ 11,320
Unamortized debt discount			32,720	31,968
Cabot Senior Secured Notes
Debt Instrument [Line Items]
Interest expense—stated coupon rate			93,691	105,606
Total interest expense			91,293	97,275
Cabot 2019 Notes
Debt Instrument [Line Items]
Senior secured notes														$ 438,400	£ 265,000,000
Debt instrument, interest rate														10.375%	10.375%
Redemption of notes, call premium paid	$ 17,400					£ 13,700,000
Add: debt premium	19,200					15,200,000
Gain recognized on redemption of notes from premium paid	1,800					1,400,000
Cabot 2020 Notes
Debt Instrument [Line Items]
Senior secured notes										$ 151,700	£ 100,000,000
Debt instrument, interest rate										8.375%	8.375%
Cabot 2021 Notes
Debt Instrument [Line Items]
Senior secured notes								$ 291,800	£ 175,000,000.0
Debt instrument, interest rate								6.50%	6.50%
Cabot 2023 Notes
Debt Instrument [Line Items]
Senior secured notes	$ 442,600					£ 350,000,000.0
Debt instrument, interest rate	7.50%					7.50%
Percentage of face value issued	100.00%
Secured Debt | Senior Secured Cabot Floating Rate Notes
Debt Instrument [Line Items]
Senior secured notes		$ 332,200					€ 310,000,000.0
Debt instrument, discount rate		1.00%
Unamortized debt discount		$ 3,400					€ 3,100,000
Secured Debt | Cabot Senior Secured Notes
Debt Instrument [Line Items]
Senior secured notes			1,214,600	1,295,700
10.5% Senior Secured Notes Due 2020 | Marlin
Debt Instrument [Line Items]
Senior secured notes												$ 246,500	£ 150,000,000.0
Debt instrument, interest rate												10.50%	10.50%
Redemption of notes, call premium paid			10,500		£ 7,900,000
Add: debt premium			16,200		12,100,000
Gain recognized on redemption of notes from premium paid			5,700		£ 4,300,000
Long-term debt fair value												$ 284,200
Three-Month EURIBOR | Secured Debt | Senior Secured Cabot Floating Rate Notes
Debt Instrument [Line Items]
Basis spread on variable rate		5.875%
Interest Income | Cabot Senior Secured Notes
Debt Instrument [Line Items]
Interest income—accretion of debt premium			(2,865)	(8,951)
Interest expense | Cabot Senior Secured Notes
Debt Instrument [Line Items]
Interest income—accretion of debt premium			$ 467	$ 620